Subsidiaries (Narrative) (Details) ₪ / shares in Units, $ in Thousands, ₪ in Millions				1 Months Ended										3 Months Ended						12 Months Ended
		Apr. 30, 2025	Aug. 16, 2024 USD ($)	Oct. 31, 2025 USD ($)	Oct. 28, 2025	Apr. 30, 2025	Aug. 16, 2024 USD ($)	Apr. 17, 2024 ILS (₪)	Apr. 17, 2024 USD ($)	Jul. 31, 2023 USD ($)	Mar. 30, 2023 ILS (₪)	Mar. 30, 2023 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2025 USD ($)	Sep. 30, 2025 ILS (₪) shares	Sep. 30, 2025 USD ($) shares	Jun. 30, 2025 ILS (₪) ₪ / shares shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 ILS (₪) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2023 USD ($)	Mar. 30, 2023 USD ($)
Disclosure of subsidiaries [line items]
Selling, general and administrative expense																					$ 120,381	$ 95,949		$ 84,715
Non-controlling interests																						1,051,636			$ 1,596,162
Accumulated profit																						1,491,197			1,454,486
Distributed dividends																					$ 267,936	200,551		$ 150,365
Equity investments																						1,458,625			$ 1,625,683	$ 703,156
Weighted average cost of capital																				7.00%	7.00%
Institutional Investors [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares														5,529,322		18,750,000	18,750,000			5,529,322					5,529,322
Issue of equity														₪ 340	$ 100,000	₪ 900	$ 266,000
Issuance expenses																6	2,000
EPC Agreement [Member]
Disclosure of subsidiaries [line items]
Amount of consideration				$ 1,400,000
Opc Gat Power Plant [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred											₪ 870																$ 242,000
Consideration after working capital adjustments											270																75,000
Remaining deferred consideration											300																83,000
Amount of investment undertakings and provision for shareholders loans											303	$ 84,000
Deferred consideration											₪ 285																$ 79,000
Discount rate applied to cash flow projections											8.00%																8.00%
Assets amortization years											27 years																27 years
Opc Gat Power Plant [Member] | Minimum [Member]
Disclosure of subsidiaries [line items]
Discount rate applied to cash flow projections											8.00%																8.00%
Opc Gat Power Plant [Member] | Maximum [Member]
Disclosure of subsidiaries [line items]
Discount rate applied to cash flow projections											8.75%																8.75%
Kenon [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred														₪ 340						₪ 340					$ 100,000
Number of shares issued | shares														5,422,648				7,923,600		5,422,648					5,422,648
CPV Group [Member]
Disclosure of subsidiaries [line items]
Dividends and capital distributions																				₪ 206	$ 60,000
Opc Israel [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest																				80.00%	80.00%
Basin Ranch Project [Member]
Disclosure of subsidiaries [line items]
Deposits at acquisition date				371,000
Investment in subsidiary				353,000
Project development fees				18,000
Amount of investment undertakings and provision for shareholders loans				$ 135,000
Percentage of voting equity interests acquired				70.00%
Remaining stake percentage of consideration paid				30.00%
Remaining balance of investment percentage				70.00%
Basin Ranch Project [Member] | Gas Netback [Member]
Disclosure of subsidiaries [line items]
Power purchase agreement, terms				7 years
Veridis [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests																				20.00%	20.00%
Opc Member
Disclosure of subsidiaries [line items]
Non-controlling interests																						$ 1,051,754			$ 1,597,832	866,915
Number of shares issued | shares																		21,303,200
Shares Issued Price Per Share 1 | ₪ / shares																		₪ 0.01
Issue of equity																		₪ 850	$ 240,000
Issuance expenses																		₪ 23	$ 6,000
Amount of investment undertakings and provision for shareholders loans				$ 170,000
Proportion of ownership interest in subsidiary	[1]																			63.65%	63.65%	59.73%	59.97%	59.97%
Impairment loss								₪ 31	$ 8,000							₪ 31	$ 8,000
Opc Member | Maximum [Member]
Disclosure of subsidiaries [line items]
Increase Decrease In Equity Interest Percentage																				47.00%	47.00%
OPC Power [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture													70.00%
Additional period of license																				10 years	10 years
Investment in subsidiary																							₪ 565			$ 150,000
Aggregate amount of investments and owners' loans																							₪ 175	$ 45,000
Equity investments													$ 830,000
Outstanding loans													$ 333,000
Increase In Facility										$ 100,000														$ 70,000
OPC Power [Member] | Clal Insurance Group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture													12.60%
OPC Power [Member] | Migdal Insurance Group [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture													12.75%
OPC Power [Member] | Poalim Capital Markets [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in joint venture													4.00%
CPV Group LP [Member]
Disclosure of subsidiaries [line items]
Amount of investment undertakings and provision for shareholders loans				470,000
Proportion of ownership interest in subsidiary																				70.00%	70.00%	70.00%
Opc Holdings Israel Ltd [Member]
Disclosure of subsidiaries [line items]
Purchase price														₪ 452						₪ 452					129,000
Proportion of ownership interests held by non-controlling interests																				100.00%	100.00%
Proportion of ownership interest in subsidiary																				80.00%	80.00%	80.00%
Opc Holdings Israel Ltd [Member] | Rotem [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																				80.00%	80.00%
Original Transaction Amount														400						₪ 400					118,000
Opc Holdings Israel Ltd [Member] | Opc Israel [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary																				20.00%	20.00%
Original Transaction Amount														₪ 425						₪ 425					$ 125,000
Harrison Street transaction [Member]
Disclosure of subsidiaries [line items]
Approximate consideration transferred			$ 200,000				$ 200,000
Deposits at acquisition date			100,000				100,000
Investment in subsidiary			$ 300,000				$ 300,000
Percentage consideration of acquisition							33.33%
Pre-money valuation							$ 600,000
Percentage of fair value of total consideration transferred			66.67%				66.67%
Operating project fair value of total consideration transferred acquisition date			$ 594,000				$ 594,000
Annual long-term inflation rate							2.20%
Fair value of renewable amount			$ 897,000
Harrison Street transaction [Member] | Minimum [Member]
Disclosure of subsidiaries [line items]
Weighted average cost of capital							6.25%
Harrison Street transaction [Member] | Maximum [Member]
Disclosure of subsidiaries [line items]
Weighted average cost of capital							7.00%
CPV Shore Holdings, LLC [Member]
Disclosure of subsidiaries [line items]
Remaining stake percentage remain as of completion date		89.00%
Remaining stake percentage as of acquisition		11.00%
Percentage of voting equity interests acquired		20.00%			11.00%	20.00%
Proportion of ownership interest					100.00%	89.00%
Bank Leumi [Member]
Disclosure of subsidiaries [line items]
Amount of investment undertakings and provision for shareholders loans				$ 300,000
CPV Maryland [Member]
Disclosure of subsidiaries [line items]
Dividends and capital distributions																				83	$ 25,000
CPV Fairview, LLC [Member]
Disclosure of subsidiaries [line items]
Dividends and capital distributions																				62	19,000
CPV Towantic, LLC [Member]
Disclosure of subsidiaries [line items]
Dividends and capital distributions																				₪ 54	$ 16,000

[1]	The NCI percentage represents the effective NCI of the Group